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                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.
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Supplement dated April 18, 2002 to   The Prospectus is hereby amended
Prospectus dated November 27, 2001   and supplemented to reflect
of:                                  changes in the management of the
                                     Global Franchise Portfolio of
GLOBAL FRANCHISE PORTFOLIO           Morgan Stanley Institutional Fund,
                                     Inc.

                                     Accordingly, the section of the
                                     Prospectus titled "PORTFOLIO
                                     MANAGER" is hereby replaced by the
                                     following:

                                     The Portfolio's assets are managed
                                     by the Global Franchise Team.
                                     Hassan Elmasry, Executive
                                     Director, is a current member of
                                     that team.
































                                     PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE
                                     REFERENCE.
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